Quarterly Holdings Report
for
Fidelity® Mid Cap Value K6 Fund
October 31, 2022
MCVK6-NPRT3-1222
1.9883980.105
Common Stocks - 99.5%
	Shares	Value ($)
COMMUNICATION SERVICES - 3.6%
Diversified Telecommunication Services - 0.4%
Cellnex Telecom SA (a)	3,700	121,102
Entertainment - 0.1%
Activision Blizzard, Inc.	567	41,278
Interactive Media & Services - 0.8%
Ziff Davis, Inc. (b)	3,190	246,874
Media - 2.3%
iHeartMedia, Inc. (b)	6,380	52,826
Interpublic Group of Companies, Inc.	5,434	161,879
News Corp. Class A	12,813	216,155
Nexstar Broadcasting Group, Inc. Class A	941	161,193
Thryv Holdings, Inc. (b)	3,634	74,352
		666,405
TOTAL COMMUNICATION SERVICES		1,075,659
CONSUMER DISCRETIONARY - 10.3%
Auto Components - 1.4%
Aptiv PLC (b)	2,119	192,977
Magna International, Inc. Class A (c)	4,068	226,710
		419,687
Diversified Consumer Services - 0.6%
Adtalem Global Education, Inc. (b)	4,180	174,306
Hotels, Restaurants & Leisure - 2.5%
Hilton Worldwide Holdings, Inc.	1,283	173,539
Light & Wonder, Inc. Class A (b)	3,962	222,427
MGM Resorts International	6,151	218,791
Travel+Leisure Co.	3,657	138,893
		753,650
Household Durables - 1.9%
Mohawk Industries, Inc. (b)	1,607	152,263
PulteGroup, Inc.	4,443	177,676
Tempur Sealy International, Inc.	8,913	239,671
		569,610
Multiline Retail - 1.8%
Dollar Tree, Inc. (b)	1,380	218,730
Franchise Group, Inc.	4,962	150,597
Kohl's Corp.	5,349	160,203
		529,530
Specialty Retail - 2.1%
O'Reilly Automotive, Inc. (b)	387	323,985
Rent-A-Center, Inc.	6,662	138,903
Victoria's Secret & Co. (b)	4,129	155,250
		618,138
TOTAL CONSUMER DISCRETIONARY		3,064,921
CONSUMER STAPLES - 3.0%
Beverages - 0.3%
Constellation Brands, Inc. Class A (sub. vtg.)	333	82,278
Food & Staples Retailing - 1.4%
Albertsons Companies, Inc.	10,357	212,422
Performance Food Group Co. (b)	3,824	199,001
		411,423
Food Products - 1.3%
Darling Ingredients, Inc. (b)	2,039	160,021
Tyson Foods, Inc. Class A	3,222	220,224
		380,245
TOTAL CONSUMER STAPLES		873,946
ENERGY - 6.5%
Energy Equipment & Services - 1.2%
Halliburton Co.	5,360	195,211
Liberty Oilfield Services, Inc. Class A	9,981	168,779
		363,990
Oil, Gas & Consumable Fuels - 5.3%
Antero Resources Corp. (b)	2,176	79,772
Cenovus Energy, Inc.	9,548	192,870
Chesapeake Energy Corp.	2,161	221,005
Hess Corp.	1,835	258,882
Occidental Petroleum Corp.	2,609	189,413
Ovintiv, Inc.	3,026	153,267
Targa Resources Corp.	3,504	239,568
Valero Energy Corp.	1,892	237,541
		1,572,318
TOTAL ENERGY		1,936,308
FINANCIALS - 17.5%
Banks - 4.4%
Citizens Financial Group, Inc.	8,946	365,891
East West Bancorp, Inc.	3,486	249,493
M&T Bank Corp.	2,912	490,293
Signature Bank	1,349	213,857
		1,319,534
Capital Markets - 3.0%
Ares Management Corp.	3,858	292,552
Carlyle Group LP	6,129	173,328
State Street Corp.	4,627	342,398
Virtu Financial, Inc. Class A	3,321	74,324
		882,602
Diversified Financial Services - 1.6%
Apollo Global Management, Inc.	7,069	391,340
Corebridge Financial, Inc.	3,800	86,146
		477,486
Insurance - 7.1%
Arthur J. Gallagher & Co.	1,944	363,684
Chubb Ltd.	878	188,673
First American Financial Corp.	4,176	210,470
Hartford Financial Services Group, Inc.	5,248	380,008
Markel Corp. (b)	337	406,456
MetLife, Inc.	3,406	249,353
Old Republic International Corp.	13,572	315,006
		2,113,650
Thrifts & Mortgage Finance - 1.4%
NMI Holdings, Inc. (b)	7,502	164,519
Walker & Dunlop, Inc.	2,630	236,595
		401,114
TOTAL FINANCIALS		5,194,386
HEALTH CARE - 6.6%
Biotechnology - 0.3%
Regeneron Pharmaceuticals, Inc. (b)	132	98,835
Health Care Providers & Services - 3.7%
AdaptHealth Corp. (b)	7,694	175,423
AmerisourceBergen Corp.	1,366	214,763
DaVita HealthCare Partners, Inc. (b)	2,386	174,202
Molina Healthcare, Inc. (b)	698	250,484
Tenet Healthcare Corp. (b)	6,449	286,078
		1,100,950
Life Sciences Tools & Services - 1.6%
Bio-Rad Laboratories, Inc. Class A (b)	573	201,530
Charles River Laboratories International, Inc. (b)	641	136,052
ICON PLC (b)	638	126,222
		463,804
Pharmaceuticals - 1.0%
Royalty Pharma PLC	6,882	291,246
TOTAL HEALTH CARE		1,954,835
INDUSTRIALS - 15.1%
Building Products - 1.6%
Builders FirstSource, Inc. (b)	5,084	313,479
UFP Industries, Inc.	2,421	172,448
		485,927
Commercial Services & Supplies - 0.3%
The Brink's Co.	1,551	92,486
Construction & Engineering - 2.2%
EMCOR Group, Inc.	2,062	290,948
Willscot Mobile Mini Holdings (b)	8,203	348,874
		639,822
Electrical Equipment - 1.4%
Acuity Brands, Inc.	465	85,360
Regal Rexnord Corp.	2,662	336,849
		422,209
Machinery - 4.5%
Crane Holdings Co.	1,808	181,415
ITT, Inc.	1,868	142,697
Oshkosh Corp.	2,283	200,904
PACCAR, Inc.	3,783	366,308
Stanley Black & Decker, Inc.	1,961	153,919
Timken Co.	4,134	294,713
		1,339,956
Professional Services - 1.2%
CACI International, Inc. Class A (b)	629	191,235
Manpower, Inc.	2,119	166,002
		357,237
Road & Rail - 2.4%
AMERCO	313	180,034
Knight-Swift Transportation Holdings, Inc. Class A	6,293	302,253
XPO Logistics, Inc. (b)	4,532	234,486
		716,773
Trading Companies & Distributors - 1.5%
MSC Industrial Direct Co., Inc. Class A	2,526	209,607
WESCO International, Inc. (b)	1,622	223,463
		433,070
TOTAL INDUSTRIALS		4,487,480
INFORMATION TECHNOLOGY - 9.4%
Communications Equipment - 0.8%
Motorola Solutions, Inc.	946	236,226
Electronic Equipment & Components - 1.9%
Flex Ltd. (b)	12,848	251,564
TD SYNNEX Corp.	2,166	198,211
Vontier Corp.	6,466	123,501
		573,276
IT Services - 3.0%
Concentrix Corp.	1,925	235,293
DXC Technology Co. (b)	8,211	236,066
Genpact Ltd.	2,874	139,389
SS&C Technologies Holdings, Inc.	5,284	271,703
		882,451
Semiconductors & Semiconductor Equipment - 2.6%
Lam Research Corp.	785	317,752
Microchip Technology, Inc.	3,572	220,535
Micron Technology, Inc.	1,424	77,038
onsemi (b)	2,271	139,508
		754,833
Software - 1.1%
NortonLifeLock, Inc.	11,562	260,492
Telos Corp. (b)	6,423	68,084
		328,576
TOTAL INFORMATION TECHNOLOGY		2,775,362
MATERIALS - 9.5%
Chemicals - 4.5%
Celanese Corp. Class A	2,563	246,356
Corteva, Inc.	4,933	322,322
Element Solutions, Inc.	7,240	124,528
Nutrien Ltd.	1,285	108,583
Olin Corp.	3,174	168,063
Tronox Holdings PLC	11,833	141,996
Westlake Corp.	2,244	216,883
		1,328,731
Containers & Packaging - 2.1%
Berry Global Group, Inc. (b)	2,363	111,817
Crown Holdings, Inc.	1,705	116,946
Graphic Packaging Holding Co.	5,352	122,882
International Paper Co.	2,500	84,025
Packaging Corp. of America	1,639	197,024
		632,694
Metals & Mining - 2.0%
Arconic Corp. (b)	8,643	179,429
Freeport-McMoRan, Inc.	7,420	235,140
Reliance Steel & Aluminum Co.	865	174,280
		588,849
Paper & Forest Products - 0.9%
Louisiana-Pacific Corp.	4,512	255,605
TOTAL MATERIALS		2,805,879
REAL ESTATE - 10.6%
Equity Real Estate Investment Trusts (REITs) - 8.1%
Camden Property Trust (SBI)	4,147	479,186
Public Storage	2,327	720,788
Welltower Op	19,766	1,206,513
		2,406,487
Real Estate Management & Development - 2.5%
CBRE Group, Inc. (b)	4,451	315,754
Jones Lang LaSalle, Inc. (b)	2,119	337,112
WeWork, Inc. (b)(c)	34,491	88,642
		741,508
TOTAL REAL ESTATE		3,147,995
UTILITIES - 7.4%
Electric Utilities - 5.0%
American Electric Power Co., Inc.	3,927	345,262
Entergy Corp.	4,548	487,273
Evergy, Inc.	3,253	198,856
PG&E Corp. (b)	31,271	466,876
		1,498,267
Gas Utilities - 1.4%
Brookfield Infrastructure Corp. A Shares	9,578	413,003
Independent Power and Renewable Electricity Producers - 1.0%
NextEra Energy Partners LP	3,849	285,095
TOTAL UTILITIES		2,196,365
TOTAL COMMON STOCKS (Cost $30,014,832)		29,513,136

Money Market Funds - 0.9%
	Shares	Value ($)
Fidelity Cash Central Fund 3.10% (d)	55,638	55,649
Fidelity Securities Lending Cash Central Fund 3.10% (d)(e)	211,104	211,125
TOTAL MONEY MARKET FUNDS (Cost $266,774)		266,774

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $30,281,606)	29,779,910
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(108,579)
NET ASSETS - 100.0%	29,671,331

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $121,102 or 0.4% of net assets.

(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 3.10%	348,969	3,031,336	3,324,656	260	-	-	55,649	0.0%
Fidelity Securities Lending Cash Central Fund 3.10%	154,425	4,576,975	4,520,275	6,433	-	-	211,125	0.0%
Total	503,394	7,608,311	7,844,931	6,693	-	-	266,774

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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